OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-Current Liabilities
The components of other non-current liabilities are as follows:

(US$ Millions)	Dec. 31, 2018	Dec. 31, 2017
Accounts payable and accrued liabilities	$1,770	$540
Derivative liability	159	160
Provisions	352	216
Loans and notes payables	5	—
Deferred revenue	8	2
Total other non-current liabilities	$2,294	$918